THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST
      14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT THROUGH THE
                 QUARTER ENDED SEPTEMBER 30, 2008.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: 1
   This Amendment (Check only one.):      [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sage Asset Management, LP
Address:          500 Fifth Avenue
                  Suite 930
                  New York, NY  10110

Form 13F File Number: 28-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barry G. Haimes
Title:            Co-Portfolio Manager
Phone:            (212) 521-0908

Signature, Place, and Date of Signing:

        /s/ Barry G. Haimes           New York, New York    October 8, 2008
    -----------------------------     ------------------    ---------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total:     $30,154 (thousands)


List of Other Included Managers:

   None.

                                                                   13F Report
                                                                 Amendment No. 1
                                              Name of Reporting Manager: Sage Asset Management, LP
                                              Value     SH/PRN   SH/  PUT/    Inv   Other
          Issuer           Class   CUSIP     (x$1000)    AMT    PRN   CALL   Discr   Mgr     SOLE     SHARED     NONE

BOISE INC                  COM    09746Y105  7589       1971186  SH           SOLE           1971186     0         0
CANO PETE INC              COM    137801106  8631       1087001  SH           SOLE           1087001     0         0
ENCORE ACQUISITION CO      COM    29255W100  7143         95000  SH           SOLE             95000     0         0
PATRIOT COAL CORP          COM    70336T104  6791         44300  SH           SOLE             44300     0         0
